Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment
The following table provides a summary of premises and equipment by asset type.

		September 30, 2016	September 30, 2015
	Estimated Useful Life	(In thousands)
Land	—	$109,414	$113,347
Buildings	25 - 40	143,841	147,757
Leasehold improvements	7 - 15	18,365	10,193
Furniture, software and equipment	2 - 10	115,199	89,919
		386,819	361,216
Less accumulated depreciation and amortization		(104,868)	(84,969)
		$281,951	$276,247